UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2023

WESTERN ASSET

SMASh SERIES C FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended August 31, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

II	Western Asset SMASh Series C Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2023 and February 28, 2023 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
3.74%	$1,000.00	$1,037.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended August 31, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

2	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.8%
Communication Services — 9.2%
Diversified Telecommunication Services — 4.0%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$475,906
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,504,914
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,754,882
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,209,896
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	320,633
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	447,795
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	425,003
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	278,422
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	408,404
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	18,420,866
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	964,458
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	356,575
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	139,513
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	314,819
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	496,317
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	333,504
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	607,519
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,370,000	1,128,558
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,606,322
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	2,920,811
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,674,116
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,286,889
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,223,065
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	156,050
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	77,725
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	331,462
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	3,787,755
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	3,000,000	2,250,581
Total Diversified Telecommunication Services				47,902,760
Entertainment — 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	300,241
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	377,219
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,615,625
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	106,986
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,459,813
Total Entertainment				3,859,884

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — 3.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$600,000	$589,712
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	652,435
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,905,608
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	475,820
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	116,475
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	3,882,034
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	189,776
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	368,199
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	727,664
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,241,377
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	17,000,000	13,469,064
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	393,228
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,176,921
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	255,492
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,026,425
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	271,658
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	112,436

See Notes to Financial Statements.

4	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	3.969%	11/1/47	$1,480,000	$1,187,457
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	737,854
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,003,319
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,283,564
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,640,511
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	1,895,344
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	256,724
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,743,653
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	135,527
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,140,716
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,111
Total Media				42,920,104
Wireless Telecommunication Services — 1.3%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	94,823
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	445,258
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,970,000	10,461,870
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,243,290
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	232,234
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,216,027
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	524,167
Total Wireless Telecommunication Services				15,217,669
Total Communication Services				109,900,417
Consumer Discretionary — 4.5%
Automobiles — 0.6%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	352,087
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	192,236
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	941,354
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	827,211
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	247,554
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,069,050	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,074,407	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,833,740	(a)
Total Automobiles				7,537,639
Broadline Retail — 2.2%
Amazon.com Inc., Senior Notes	3.450%	4/13/29	3,020,000	2,843,877
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,269,319
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,277,841
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,603,749

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Broadline Retail — continued
Amazon.com Inc., Senior Notes	3.875%	8/22/37	$510,000	$459,342
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	431,884
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,490,745
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	104,024
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	977,167
Total Broadline Retail				26,457,948
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,000,000	1,937,586
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,649,363
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,205,137
Sands China Ltd., Senior Notes	5.375%	8/8/25	1,320,000	1,277,225
Sands China Ltd., Senior Notes	2.800%	3/8/27	950,000	828,016
Sands China Ltd., Senior Notes	5.650%	8/8/28	1,000,000	944,696
Sands China Ltd., Senior Notes	3.350%	3/8/29	570,000	475,480
Total Hotels, Restaurants & Leisure				14,317,503
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	828,703
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,361,014
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	698,519
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,156,903
Total Specialty Retail				6,045,139
Total Consumer Discretionary				54,358,229
Consumer Staples — 2.9%
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,585,181
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,397,166
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	614,577
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	248,492
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	367,204
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	7,782,000	7,013,847
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	94,096

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Constellation Brands Inc., Senior Notes	3.600%	5/9/24 $	350,000	$344,718
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	474,726
Total Beverages				12,140,007
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	995,055
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,805,984	(a)
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	620,883
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	411,658
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	631,009
Total Personal Care Products				1,663,550
Tobacco — 1.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	122,299
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	42,651
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	656,033
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	716,309
Altria Group Inc., Senior Notes	3.700%	2/4/51	9,400,000	6,143,802
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,945,000	2,733,300
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,495,987
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,607,883
Total Tobacco				18,518,264
Total Consumer Staples				35,122,860
Energy — 11.6%
Oil, Gas & Consumable Fuels — 11.6%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	182,463
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,664,761
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	4,994,249
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	470,713
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	2,970,516	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,027,136	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	133,944
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	303,683	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,582,809
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	306,046	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,655,392
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,419,639
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,458,474
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	327,719

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	$2,380,000	$2,212,843
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	626,088
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	668,171
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,744,044
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	774,447
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	6,998,886
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,777,342
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	184,122
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	537,665
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,717,368
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	34,125
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	551,812
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,712,660
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	618,062
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,634,645
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	403,468
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	2,966,285
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	281,432
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	87,996
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	153,935
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,757,635
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,450,000	2,039,370	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,190,000	2,145,216
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,071,831
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,284,266
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,236,557
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,990,000	1,841,593
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,752,633
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,359,631
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	9,918,055	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,220,991

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	$200,000	$180,918
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	526,843
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	192,812
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	249,969
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	360,900
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	454,844
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,620,306
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,407,515
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	182,936
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,072,930
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	650,722
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	221,703
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	204,714
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	729,875
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,320,114
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	331,464
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,175,880	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,994,455
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,634,761
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,693,000	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	669,437
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,307,000	809,952
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	471,705
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	533,059
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,249,111
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	904,802
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,302,364
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	710,441
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,770,000	1,753,205
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	278,881
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,655,099
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,253,549	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,559,228
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	467,655
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	1,986,933

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	$1,380,000	$1,322,866
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	282,586
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,680,000	2,393,376
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	400,000	324,132
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,761,230
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	328,247
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,296,684
Total Energy				139,331,921
Financials — 24.7%
Banks — 16.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,798,870	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,891,594	(a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	750,864	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,769,681
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,719,777	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	13,500,000	10,825,518	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	499,413	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,550,000	2,920,081	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	599,000	549,568	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	465,616	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,223,635	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	982,386
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	930,633
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	88,589	(b)

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$4,450,000	$3,845,627	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	950,861	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	6,233,732	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	841,979	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,009,529	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,234,043	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,254,163	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	6,200,000	5,947,892	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,470,129	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,895,193	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,728,373
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	851,286
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,503,860	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	226,147	(b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	14,500,000	13,789,879	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,220,281
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	626,743
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	3,672,730
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	330,777
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	562,400
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,667,619
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,873,564
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,819,461	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,794,186	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	199,911	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,917,271	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	$1,860,000	$1,831,006	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	2,711,737	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,810,000	1,750,099
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,277,027
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. Term SOFR + 1.796%)	4.583%	6/19/29	200,000	188,910	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	860,798
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	965,455
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	5,920,000	5,264,130	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,768,047	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	159,970	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,391,832	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	867,398	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	299,125	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	2,500,000	2,015,731	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	538,666	(b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	22,705,000	21,848,409	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,286,889
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	781,874
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	510,344	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	3,983,379
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	449,942
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	3,812,266	(b)

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	$1,220,000	$1,210,426	(b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	350,000	349,804	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	729,813	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	281,154	(a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	770,000	768,641	(b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	269,869	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	9,409	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	109,526	(b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	13,687,000	11,591,064	(b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,860,000	3,810,816	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,020,000	1,016,126	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	383,854
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	543,862
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,316,660
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,248,210
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	785,511
Total Banks				193,871,640
Capital Markets — 5.5%
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	535,207
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,380,000	1,331,157
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	336,702
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,564,496
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,368,811	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	303,079	(b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,407,234	(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	$1,000,000	$942,641	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,291,165
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,633,865
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	929,006
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	433,413	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,124,554	(b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	16,200,000	16,980,672	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,389,948	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	13,164,541	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,465,836	(a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	11,498,452	(a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	758,497	(a)(b)
Total Capital Markets				65,459,276
Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,005,991
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,305,458
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	980,099
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	560,994
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	348,890	(a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	13,610,000	10,924,908
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	357,638	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	5,135,430	(c)
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	7,224,492
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,329,987
Total Financial Services				29,173,887

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.7%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	$413,000	$308,035
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	409,226
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	808,938	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,139,995	(a)
Total Insurance				7,666,194
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	427,179	(a)
Total Financials				296,598,176
Health Care — 8.5%
Biotechnology — 2.4%
AbbVie Inc., Senior Notes	3.800%	3/15/25	150,000	146,148
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,047,989
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,357,818
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,487,383
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,482,410
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	7,567,110
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,126,810
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	368,303
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,460,303
Total Biotechnology				29,044,274
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,642,592
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	5,979,923
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	316,587
Total Health Care Equipment & Supplies				8,939,102
Health Care Providers & Services — 4.2%
Cigna Group, Senior Notes	4.125%	11/15/25	280,000	272,951
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	674,510
Cigna Group, Senior Notes	4.800%	8/15/38	1,680,000	1,549,945
Cigna Group, Senior Notes	3.400%	3/15/50	8,900,000	6,225,905
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	420,910
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	466,386
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,592,340
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,421,306
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,819,646
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,779,785

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.950%	3/15/27	$2,130,000	$2,045,886
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,250,583
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,718,725
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,195,787
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,777,518
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	6,829,251
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,062,048
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,060,368
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	110,338
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	896,347
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	606,193
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,637,617
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	3,047,639
Total Health Care Providers & Services				50,461,984
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,564,415
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	1,691,798
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	123,718
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,629,124
Pfizer Inc., Senior Notes	4.000%	3/15/49	5,770,000	4,963,129
Teva Pharmaceutical Finance Netherlands III
BV, Senior Notes	3.150%	10/1/26	2,500,000	2,262,804
Total Pharmaceuticals				13,234,988
Total Health Care				101,680,348
Industrials — 6.5%
Aerospace & Defense — 4.9%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,345,204
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	475,595
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	1,984,496
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	471,218
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	575,803
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,763,231
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	1,840,656
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,532,458
Boeing Co., Senior Notes	5.705%	5/1/40	1,500,000	1,460,289
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	627,616
Boeing Co., Senior Notes	5.805%	5/1/50	16,100,000	15,685,986
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	71,330
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	879,907

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	$2,380,000	$2,214,704
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,745,793
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	13,602,079
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	3,912,903
RTX Corp., Senior Notes	4.125%	11/16/28	110,000	105,046
RTX Corp., Senior Notes	4.050%	5/4/47	2,430,000	1,966,025
Total Aerospace & Defense				59,260,339
Air Freight & Logistics — 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,486,508	(a)
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	652,238
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	92,413
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	43,015
Total Building Products				787,666
Ground Transportation — 0.4%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,669,242
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,250,148
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,225,318
Total Ground Transportation				5,144,708
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	2.375%	8/26/29	500,000	431,416
3M Co., Senior Notes	3.050%	4/15/30	540,000	483,190
3M Co., Senior Notes	3.250%	8/26/49	4,650,000	3,227,752
Total Industrial Conglomerates				4,142,358
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	237,026
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,454,279
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	114,000	111,485	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	144,127	(a)
Total Passenger Airlines				1,709,891
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	524,517
Total Industrials				78,293,013
Information Technology — 2.8%
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,732,199

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	4.150%	11/15/30	$709,000	$648,621
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	901,213	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	67,688	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	864,534	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	1,714,788
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	531,548
KLA Corp., Senior Notes	4.650%	7/15/32	500,000	491,627
NVIDIA Corp., Senior Notes	3.500%	4/1/50	3,900,000	3,073,652
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,717,139
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,420,665
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	630,930
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,398,458
Total Semiconductors & Semiconductor Equipment				17,193,062
Software — 1.1%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,004,563
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	346,984
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	4,832,299
Workday Inc., Senior Notes	3.700%	4/1/29	3,697,000	3,418,574
Total Software				13,602,420
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,277,019
Total Information Technology				34,072,501
Materials — 3.5%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	699,177	(a)
Metals & Mining — 2.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	273,594	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,400,796	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,715,611
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,001,727
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,540,000	4,977,380
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	485,593	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,682,522
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	774,682
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,753,601
Total Metals & Mining				29,065,506

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — 1.0%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	$7,500,000	$6,256,632	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,850,606
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,542,146
Total Paper & Forest Products				12,649,384
Total Materials				42,414,067
Real Estate — 0.2%
Retail REITs — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,821,603	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	272,506	(a)
Total Real Estate				2,094,109
Utilities — 4.4%
Electric Utilities — 4.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	1,968,148	(a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	478,274
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	9,960,000	9,404,104
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	13,220,000	11,516,450
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	2,946,076
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,391,741
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	365,604
Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	6,822,043	(d)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	4,771,521	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,534,311	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,048,397	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,028,890	(a)
Total Utilities				53,275,559
Total Corporate Bonds & Notes (Cost — $1,010,217,654)				947,141,200

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Sovereign Bonds — 8.3%
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	$3,610,000	$2,819,040
Colombia — 2.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	38,670,000	27,268,367
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,210,000	5,526,221
Israel — 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	5,747,624
Kazakhstan — 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	3,834,852	(a)
Mexico — 3.4%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	41,363,716
Panama — 0.7%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	11,270,000	8,208,763
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	620,000	610,535
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	2,270,000	2,434,844
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	1,929,201
Total Uruguay				4,974,580
Total Sovereign Bonds (Cost — $91,820,719)				99,743,163
Asset-Backed Securities — 4.6%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	1,200,000	1,205,625	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. Term SOFR + 1.262%)	6.588%	4/20/31	2,421,481	2,413,890	(a)(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.768%	1/20/32	1,000,000	998,689	(a)(b)(e)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	6.588%	4/20/31	2,886,184	2,878,897	(a)(b)

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.830%	4/15/34	$9,440,000	$9,371,802	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. Term SOFR + 2.012%)	7.320%	1/15/31	500,000	485,631	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.669%	7/27/31	1,983,665	1,977,276	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.288%	4/20/29	3,000,000	2,992,460	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. Term SOFR + 2.112%)	7.420%	10/15/31	685,957	685,666	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.605%	4/23/29	1,491,847	1,489,787	(a)(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. Term SOFR + 1.302%)	6.610%	4/15/34	2,390,000	2,363,422	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. Term SOFR + 1.372%)	6.741%	10/29/29	608,530	609,184	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	1,580,000	1,582,626	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.272%)	6.580%	4/15/31	4,000,000	3,982,593	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.081%	11/30/32	700,000	697,745	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,405,625	1,154,023	(a)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.890%	1/15/32	870,000	868,251	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.188%	10/20/30	2,680,000	2,647,194	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.631%	2/14/31	9,000,000	8,954,918	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. Term SOFR + 2.062%)	7.388%	4/20/32	2,000,000	1,997,527	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.628%	4/20/34	1,530,000	1,513,438	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.737%	7/24/32	1,860,000	1,848,985	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.827%	10/24/34	1,750,000	1,735,330	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. Term SOFR + 1.752%)	7.060%	7/15/32	510,000	509,115	(a)(b)
Total Asset-Backed Securities (Cost — $55,412,557)				54,964,074

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Bonds	3.000%	2/15/48	$1,020,000	$809,824	(f)
U.S. Treasury Bonds	1.625%	11/15/50	230,000	133,095
U.S. Treasury Bonds	3.000%	8/15/52	140,000	111,612
U.S. Treasury Bonds	4.000%	11/15/52	10,000	9,652
U.S. Treasury Notes	4.000%	2/29/28	3,000,000	2,963,320
U.S. Treasury Notes	4.125%	11/15/32	4,278,000	4,276,830
U.S. Treasury Notes	3.500%	2/15/33	440,000	419,100
Total U.S. Government & Agency Obligations (Cost — $9,318,961)				8,723,433
Total Investments before Short-Term Investments (Cost — $1,166,769,891)				1,110,571,870
Short-Term Investments — 3.7%
U.S. Treasury Bills — 1.9%
U.S. Treasury Bills	5.381%	10/10/23	9,560,000	9,505,394	(g)
U.S. Treasury Bills	5.415%	10/12/23	6,660,000	6,619,819	(g)
U.S. Treasury Bills	5.469%	12/7/23	5,100,000	5,027,797	(g)
U.S. Treasury Bills	5.519%	12/28/23	1,340,000	1,316,798	(g)
Total U.S. Treasury Bills (Cost — $22,472,187)				22,469,808
Repurchase Agreements — 1.5%
Goldman Sachs & Co. repurchase agreement dated 8/31/23; Proceeds at maturity — $18,002,615; (Fully collateralized by U.S. government obligations, 0.375% due 11/30/25; Market value — $18,000,000) (Cost — $18,000,000)	5.230%	9/1/23	18,000,000	18,000,000

			Shares
Overnight Deposits — 0.3%
BNY Mellon Cash Reserve Fund (Cost — $4,074,970)	2.250%		4,074,970	4,074,970	(h)
Total Short-Term Investments (Cost — $44,547,157)				44,544,778
Total Investments — 96.1% (Cost — $1,211,317,048)				1,155,116,648
Other Assets in Excess of Liabilities — 3.9%				47,338,660
Total Net Assets — 100.0%				$1,202,455,308

See Notes to Financial Statements.

22	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset SMASh Series C Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $998,689 and the cost was $1,000,000 (Note 6).

(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(g)	Rate shown represents yield-to-maturity.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	597	12/23	$121,377,404	$121,671,399	$293,995
U.S. Treasury Long-Term Bonds	1,524	12/23	182,175,954	185,451,750	3,275,796
U.S. Treasury Ultra 10-Year Notes	47	12/23	5,390,394	5,457,141	66,747
					3,636,538

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series C Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Notes	401	12/23	$42,582,720	$42,875,674	$(292,954)
U.S. Treasury 10-Year Notes	2,482	12/23	$273,073,814	$275,579,562	$(2,505,748)
U.S. Treasury Ultra Long- Term Bonds	269	12/23	34,099,589	34,827,094	(727,505)
					(3,526,207)
Net unrealized appreciation on open futures contracts					$110,331

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$1,233,231,000	6/20/28	1.000% quarterly	$19,104,286	$8,706,906	$10,397,380

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

24	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $1,210,317,048)	$1,154,117,959
Investments in affiliated securities, at value (Cost — $1,000,000)	998,689
Deposits with brokers for centrally cleared swap contracts	29,538,200
Interest receivable from unaffiliated investments	14,479,504
Deposits with brokers for open futures contracts	3,686,606
Receivable for Fund shares sold	1,088,136
Receivable from brokers — net variation margin on open futures contracts	47,468
Receivable from investment manager	26,708
Interest receivable from affiliated investments	8,084
Prepaid expenses	15,497
Total Assets	1,204,006,851

Liabilities:
Payable for Fund shares repurchased	864,642
Payable to brokers — net variation margin on centrally cleared swap contracts	606,222
Trustees’ fees payable	3,848
Accrued expenses	76,831
Total Liabilities	1,551,543
Total Net Assets	$1,202,455,308

Net Assets:
Par value (Note 5)	$1,337
Paid-in capital in excess of par value	1,276,704,731
Total distributable earnings (loss)	(74,250,760)
Total Net Assets	$1,202,455,308

Shares Outstanding	133,682,930

Net Asset Value	$8.99

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2023

Investment Income:
Interest from unaffiliated investments	$29,876,741
Interest from affiliated investments	32,655
Less: Foreign taxes withheld	(73,407)
Total Investment Income	29,835,989

Expenses:
Fund accounting fees	39,396
Registration fees	25,734
Legal fees	21,666
Audit and tax fees	19,201
Transfer agent fees	14,253
Trustees’ fees	12,300
Shareholder reports	7,082
Commodity pool reports	6,033
Commitment fees (Note 7)	5,570
Custody fees	4,339
Interest expense	271
Miscellaneous expenses	4,844
Total Expenses	160,689
Less: Fee waivers and/or expense reimbursements (Note 2)	(160,689)
Net Expenses	—
Net Investment Income	29,835,989

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(970,096)
Futures contracts	(401,202)
Swap contracts	17,126,713
Net Realized Gain	15,755,415
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,757,833
Investments in affiliated securities	6,301
Futures contracts	325,350
Swap contracts	(3,097,851)
Change in Net Unrealized Appreciation (Depreciation)	(8,367)
Net Gain on Investments, Futures Contracts and Swap Contracts	15,747,048
Increase in Net Assets From Operations	$45,583,037

See Notes to Financial Statements.

26	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2023 (unaudited) and the Year Ended February 28, 2023	August 31	February 28

Operations:
Net investment income	$29,835,989	$58,330,390
Net realized gain (loss)	15,755,415	(25,730,662)
Change in net unrealized appreciation (depreciation)	(8,367)	(6,709,914)
Increase in Net Assets From Operations	45,583,037	25,889,814

Distributions to Shareholders From (Note 1):
Total distributable earnings	(35,086,755)	(68,729,394)
Decrease in Net Assets From Distributions to Shareholders	(35,086,755)	(68,729,394)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	136,216,140	275,987,628
Cost of shares repurchased	(158,213,808)	(759,354,484)
Decrease in Net Assets From Fund Share Transactions	(21,997,668)	(483,366,856)
Decrease in Net Assets	(11,501,386)	(526,206,436)

Net Assets:
Beginning of period	1,213,956,694	1,740,163,130
End of period	$1,202,455,308	$1,213,956,694

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1]	2021[1]	2020[1,3]	2019[1]

Net asset value, beginning of period	$8.92	$9.10	$9.68	$9.66	$9.30	$9.74

Income (loss) from operations:
Net investment income	0.22	0.37	0.29	0.26	0.37	0.39
Net realized and unrealized gain (loss)	0.11	(0.10)	(0.51)	0.11	0.40	(0.22)
Total income (loss) from operations	0.33	0.27	(0.22)	0.37	0.77	0.17

Less distributions from:
Net investment income	(0.26)	(0.45)	(0.36)	(0.35)	(0.41)	(0.43)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.26)	(0.45)	(0.36)	(0.35)	(0.41)	(0.61)

Net asset value, end of period	$8.99	$8.92	$9.10	$9.68	$9.66	$9.30
Total return[4]	3.74%	3.09%	(2.43)%	3.98%	8.36%	1.92%

Net assets, end of period (millions)	$1,202	$1,214	$1,740	$1,912	$1,244	$940

Ratios to average net assets:
Gross expenses[5]	0.03%[6]	0.02%	0.02%	0.03%	0.03%	0.04%
Net expenses[7,8]	0.00 [6]	0.00	0.00	0.00	0.00	0.00
Net investment income	4.88 [6]	4.20	3.04	2.80	3.81	4.13

Portfolio turnover rate	1%	44%	12%	13%	15%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]	Annualized.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$947,141,200	—	$947,141,200
Sovereign Bonds	—	99,743,163	—	99,743,163
Asset-Backed Securities	—	54,964,074	—	54,964,074
U.S. Government & Agency Obligations	—	8,723,433	—	8,723,433
Total Long-Term Investments	—	1,110,571,870	—	1,110,571,870
Short-Term Investments†:
U.S. Treasury Bills	—	22,469,808	—	22,469,808
Repurchase Agreements	—	18,000,000	—	18,000,000
Overnight Deposits	—	4,074,970	—	4,074,970
Total Short-Term Investments	—	44,544,778	—	44,544,778
Total Investments	—	$1,155,116,648	—	$1,155,116,648
Other Financial Instruments:
Futures Contracts††	$3,636,538	—	—	$3,636,538
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$10,397,380	—	10,397,380
Total Other Financial Instruments	$3,636,538	$10,397,380	—	$14,033,918
Total	$3,636,538	$1,165,514,028	—	$1,169,150,566

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,526,207	—	—	$3,526,207

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swap”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

32	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2023, the total notional value of all credit default swaps to sell protection was $1,233,231,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in

34	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

36	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $160,689.

Franklin Templeton Investor Services, LLC (“Investor Service”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributor”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

38	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

3. Investments

During the six months ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$10,267,828	$3,584,311
Sales	26,220,740	97,504

At August 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,211,317,048	$33,394,012	$(89,594,412)	$(56,200,400)
Futures contracts	—	3,636,538	(3,526,207)	110,331
Swap contracts	8,706,906	10,397,380	—	10,397,380

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$3,636,538	—	$3,636,538
Centrally cleared swap contracts[3]	—	$10,397,380	10,397,380
Total	$3,636,538	$10,397,380	$14,033,918

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,526,207

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(401,202)	—	$(401,202)
Swap contracts	—	$17,126,713	17,126,713
Total	$(401,202)	$17,126,713	$16,725,511

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$325,350	—	$325,350
Swap contracts	—	$(3,097,851)	(3,097,851)
Total	$325,350	$(3,097,851)	$(2,772,501)

During the six months ended August 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$321,615,191
Futures contracts (to sell)	351,032,064

Average Notional Balance
Credit default swap contracts (sell protection)	$1,236,403,714

5. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2023	Year Ended February 28, 2023
Shares sold	15,082,246	30,988,681
Shares repurchased	(17,497,587)	(86,177,663)
Net decrease	(2,415,341)	(55,188,982)

6. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

40	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the six months ended August 31, 2023. The following transactions were effected in such company for the six months ended August 31, 2023.

	Affiliate Value at February 28, 2023	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds		Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$992,388	—	—		—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$32,655	$6,301	$998,689

7. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2023.

8. Deferred capital losses

As of February 28, 2023, the Fund had deferred capital losses of $40,720,244, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

42	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was above the median. The Board noted that the Fund’s performance exceeded the performance of its

44	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that LMPFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether LMPFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to LMPFA. The Board also noted that LMPFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.

46	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset SMASh Series C Fund 2023 Semi-Annual Report	47

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

48	Western Asset SMASh Series C Fund 2023 Semi-Annual Report

Western Asset

SMASh Series C Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04236 10/23 SR23-4735

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 27, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: October 27, 2023